Stock-Based Compensation - Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Stock-based compensation
Stock-based compensation expense	$ 22,626	$ 15,795
Amortization period	4 years
Costs of revenues
Stock-based compensation
Stock-based compensation expense	$ 1,635	1,051
Sales and marketing
Stock-based compensation
Stock-based compensation expense	3,761	1,918
Product development
Stock-based compensation
Stock-based compensation expense	10,245	6,056
General and administrative
Stock-based compensation
Stock-based compensation expense	$ 6,985	$ 6,770